Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Interest Income:
Loans, including fees	$ 74,162		$ 90,654		$ 114,596
Investment securities	7,893		9,365		6,749
Overnight funds sold and due from FRB	245		769		850
Interest-bearing deposits in other banks	2		3		4
Total interest income	82,302		100,791		122,199
Deposits:
Demand	2,003		3,484		11,653
Savings	78		126		408
Time deposits:
Less than $100	5,197		9,532		14,404
$100 or more	5,308		9,199		11,259
Interest on deposits	12,586		22,341		37,724
Federal Home Loan Bank borrowings	2,259		4,010		5,505
Other borrowings	2,433		2,973		3,011
Total interest expense	17,278		29,324		46,240
Net interest income	65,024		71,467		75,959
Provision for loan losses	14,994		67,850		211,800
Net interest income (expense) after provision for loan losses	50,030		3,617		(135,841)
Noninterest Income:
Service charges on deposit accounts	5,186		5,940		6,587
Mortgage banking revenue	18,403		8,369		11,269
Gain on sale of investment securities available for sale	627		1,481		468
Gain (loss) on sale of premises and equipment	(192)		(58)		165
Gain on sale of insurance company			1,251		0
Losses on foreclosed real estate and repossessed assets	(22,650)		(22,096)		(11,228)
Other-than-temporary impairment of securities (includes total other-than-temporary impairment losses of $0, $401, and $67, net of $0, $0, and $0 recognized in other comprehensive income for the years ended December 31, 2012, 2011, and 2010, respectively, before taxes)			(401)		(67)
Insurance revenue			2,656		4,512
Brokerage revenue	151		300		278
Income from bank-owned life insurance	1,620		1,818		1,858
Other	4,522		4,950		4,796
Total noninterest income	7,667		4,210		18,638
Noninterest Expense:
Salaries and employee benefits	39,321		43,246		45,844
Professional and consultant fees	7,565		11,072		7,418
Occupancy	7,558		9,752		9,006
FDIC insurance	4,609		11,230		4,278
Data processing	3,928		4,640		5,037
Problem loan and repossessed asset costs	3,850		5,668		4,711
Equipment	2,772		3,370		4,034
Other	11,824		14,698		15,004
Total noninterest expense	81,427		103,676		95,332
Loss before provision for income taxes (benefit)	(23,730)		(95,849)		(212,535)
Provision for income taxes (benefit)	(2,182)		2,153		(2,179)
Net loss	(21,548)		(98,002)		(210,356)
Net income attributable to non-controlling interest	3,543		612		983
Net loss attributable to Hampton Roads Bank shares, Inc.	(25,091)		(98,614)		(211,339)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock					(112,114)
Net loss available to common shareholders	$ (25,091)		$ (98,614)		$ (99,225)
Per Share:
Cash dividends declared	$ 0	[1]	$ 0	[1]	$ 0	[1]
Basic loss	$ (0.29)	[1]	$ (2.90)	[1]	$ (12.85)	[1]
Diluted loss	$ (0.29)	[1]	$ (2.90)	[1]	$ (12.85)	[1]
Basic and diluted weighted average shares outstanding	87,837,369		33,984,795		7,722,817

[1]	All prior period amounts have been restated to give retroactive effect to the 1 for 25 shares reverse stock split that occurred on April 27, 2011.